Equity-Based Compensation Shares Granted (Details) - Orbitz - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance, future issuance	3,518,537		3,518,537		4,291,197
Stock compensation expense	$ 4,500	$ 3,900	$ 7,416	$ 6,803	$ 12,196
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted	805,251				2,175,112
Weighted average grant date fair value	$ 11.48				$ 8.86
Award vesting period			4 years		4 years
Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted			92,977		120,563
Weighted average grant date fair value			$ 11.36		$ 7.94
Number of shares executive receive per share of PSU earned					1